Bank borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Borrowings [abstract]
Non-Current Amount	$ 5,277	$ 3,670
Current Amount	102,330	95,297
Principal amount - Gross	5,277	3,670
Total	107,607	98,967
Amount due for settlement after 12 months	5,277	3,670
Credit facilities
Borrowings [abstract]
Principal amount	100,000
Current Amount	27,237
Principal amount - Gross	31,155
Unamortised issuance costs	(3,918)
Total	27,237
Amount due for settlement within 12 months	27,237
Receivable Factoring Facility
Borrowings [abstract]
Principal amount	73,626	67,956
Current Amount	74,844	93,090
Total	74,844	93,090
Other Loans
Borrowings [abstract]
Non-Current Amount	5,277	3,670
Current Amount	249	2,207
Total	5,526	5,877
Amount due for settlement after 12 months	$ 5,277	$ 3,670